Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of contractual maturities of financial liabilities
Contractual maturities of financial liabilities are as follows:

	Up to 12 Months	Greater than 12 Months	Total
	(U.S. $ in thousands)
As of June 30, 2019
Financial liabilities:
Trade and other payables	$159,487	$—	$159,487
Derivative liabilities	3,879	74	3,953
Exchangeable senior notes (1)	1,604,923	—	1,604,923
	$1,768,289	$74	$1,768,363
As of June 30, 2018
Financial liabilities:
Trade and other payables	$107,892	$—	$107,892
Derivative liabilities	5,213	204	5,417
Exchangeable senior notes	—	1,000,000	1,000,000
	$113,105	$1,000,204	$1,113,309
(1) The amount related to Notes represent the if-exchanged value using stock price as of June 30, 2019. Refer to Note 15 for further detail on the Notes.

Schedule of financial assets measured at fair value
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2017	$—	$—	$—
Purchases	87,700	(177,907)	—
Gains (losses)
Recognized in other non-operating (expense) income, net	12,232	(24,646)	—
Balance as of June 30, 2018	99,932	(202,553)	—
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2018
Recognized in other non-operating income (expense), net	12,232	(24,646)	—

Balance as of June 30, 2018	$99,932	$(202,553)	$—
Purchases	—	—	23,000
Transfer out	—	—	(20,942)
Gains (losses)
Recognized in finance income	—	—	270
Recognized in other non-operating (expense) income, net	114,665	(648,573)	—
Recognized in other comprehensive income	—	—	672
Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2019
Recognized in other non-operating income (expense), net	114,665	(648,573)	—
The following table presents the Group’s financial assets and liabilities as of June 30, 2019, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$593,696	$—	$—	$593,696
U.S. treasury securities	—	6,996	—	6,996
Agency securities	—	8,084	—	8,084
Certificates of deposit and time deposits	—	9,844	—	9,844
Commercial paper	—	67,327	—	67,327
Corporate debt securities	—	7,560	—	7,560
Short-term Investments:
U.S. treasury securities	—	101,759	—	101,759
Agency securities	—	26,966	—	26,966
Certificates of deposit and time deposits	—	20,466	—	20,466
Commercial paper	—	94,035	—	94,035
Corporate debt securities	—	201,820	—	201,820
Current derivative assets:
Derivative assets - hedging	—	559	—	559
Derivative assets - capped call transactions	—	—	214,597	214,597
Non-current derivative assets:
Derivative assets - hedging	—	77	—	77
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Marketable equity securities	58,932	—	—	58,932
Non-marketable equity securities	—	—	3,000	3,000
Total assets measured at fair value	$652,628	$549,153	$217,597	$1,419,378

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$3,879	$—	$3,879
Derivative liabilities - exchangeable feature of Notes	—	—	851,126	851,126
Non-current derivative liabilities:
Derivative liabilities - hedging	—	74	—	74
Total liabilities measured at fair value	$—	$3,953	$851,126	$855,079

Liabilities for which fair value is disclosed
Exchangeable senior notes	$—	$1,697,200	$—	$1,697,200

The following table presents the Group’s financial assets and liabilities as of June 30, 2018, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$693,596	$—	$—	$693,596
Commercial paper	—	29,118	—	29,118
Agency securities	—	7,989	—	7,989
Corporate debt securities	—	1,000	—	1,000
U.S. treasury securities	—	18,968	—	18,968
Short-term Investments
U.S. treasury securities	—	52,700	—	52,700
Agency securities	—	22,015	—	22,015
Certificates of deposit and time deposits	—	55,164	—	55,164
Commercial paper	—	35,372	—	35,372
Corporate debt securities	—	157,883	—	157,883
Current derivative assets:
Derivative assets- hedging	—	60	—	60
Non-current derivative assets:
Derivative assets- hedging	—	3	—	3
Derivative assets- capped call transactions	—	—	99,932	99,932
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Total assets measured at fair value	$693,596	$383,932	$99,932	$1,177,460

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities- hedging	$—	$5,213	$—	$5,213
Non-current derivative liabilities:
Derivative liabilities- hedging	—	204	—	204
Derivative liabilities- embedded exchange feature of the exchangeable senior notes	—	—	202,553	202,553
Total liabilities measured at fair value	$—	$5,417	$202,553	$207,970

Liabilities for which fair value is disclosed
Exchangeable senior notes	$—	$1,033,030	$—	$1,033,030
As of June 30, 2019, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
Marketable debt securities
U.S. treasury securities	$101,563	$203	$(7)	101,759
Agency securities	26,936	33	(3)	26,966
Certificates of deposit and time deposits	24,126	—	—	24,126
Commercial paper	94,035	—	—	94,035
Corporate debt securities	201,552	292	(24)	201,820
Total debt investments	448,212	528	(34)	448,706
Equity Investments
Marketable equity securities	20,270	38,662	—	58,932
Non-marketable equity securities	3,000	—	—	3,000
Total equity investments	23,270	38,662	—	61,932
Total investments	$471,482	$39,190	$(34)	$510,638

As of June 30, 2019, the Group had $445.0 million of investments which were classified as short-term investments on the Group’s consolidated statements of financial position. Additionally, the Group had marketable equity securities totaling $58.9 million, non-marketable equity securities totaling $3.0 million, and certificates of deposit and time deposits totaling $3.7 million which were classified as long-term and were included in other non-current assets on the Group’s consolidated statements of financial position.

As of June 30, 2018, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Debt Investments
U.S. treasury securities	$52,809	$—	$(109)	$52,700
Agency securities	22,097	—	(82)	22,015
Certificates of deposit and time deposits	58,824	—	—	58,824
Commercial paper	35,372	—	—	35,372
Corporate debt securities	158,538	14	(669)	157,883
Total investments	$327,640	$14	$(860)	$326,794

Schedule of financial liabilities measured at fair value
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2017	$—	$—	$—
Purchases	87,700	(177,907)	—
Gains (losses)
Recognized in other non-operating (expense) income, net	12,232	(24,646)	—
Balance as of June 30, 2018	99,932	(202,553)	—
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2018
Recognized in other non-operating income (expense), net	12,232	(24,646)	—

Balance as of June 30, 2018	$99,932	$(202,553)	$—
Purchases	—	—	23,000
Transfer out	—	—	(20,942)
Gains (losses)
Recognized in finance income	—	—	270
Recognized in other non-operating (expense) income, net	114,665	(648,573)	—
Recognized in other comprehensive income	—	—	672
Balance as of June 30, 2019	$214,597	$(851,126)	$3,000
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2019
Recognized in other non-operating income (expense), net	114,665	(648,573)	—
The following table presents the Group’s financial assets and liabilities as of June 30, 2019, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$593,696	$—	$—	$593,696
U.S. treasury securities	—	6,996	—	6,996
Agency securities	—	8,084	—	8,084
Certificates of deposit and time deposits	—	9,844	—	9,844
Commercial paper	—	67,327	—	67,327
Corporate debt securities	—	7,560	—	7,560
Short-term Investments:
U.S. treasury securities	—	101,759	—	101,759
Agency securities	—	26,966	—	26,966
Certificates of deposit and time deposits	—	20,466	—	20,466
Commercial paper	—	94,035	—	94,035
Corporate debt securities	—	201,820	—	201,820
Current derivative assets:
Derivative assets - hedging	—	559	—	559
Derivative assets - capped call transactions	—	—	214,597	214,597
Non-current derivative assets:
Derivative assets - hedging	—	77	—	77
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Marketable equity securities	58,932	—	—	58,932
Non-marketable equity securities	—	—	3,000	3,000
Total assets measured at fair value	$652,628	$549,153	$217,597	$1,419,378

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - hedging	$—	$3,879	$—	$3,879
Derivative liabilities - exchangeable feature of Notes	—	—	851,126	851,126
Non-current derivative liabilities:
Derivative liabilities - hedging	—	74	—	74
Total liabilities measured at fair value	$—	$3,953	$851,126	$855,079

Liabilities for which fair value is disclosed
Exchangeable senior notes	$—	$1,697,200	$—	$1,697,200

The following table presents the Group’s financial assets and liabilities as of June 30, 2018, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$693,596	$—	$—	$693,596
Commercial paper	—	29,118	—	29,118
Agency securities	—	7,989	—	7,989
Corporate debt securities	—	1,000	—	1,000
U.S. treasury securities	—	18,968	—	18,968
Short-term Investments
U.S. treasury securities	—	52,700	—	52,700
Agency securities	—	22,015	—	22,015
Certificates of deposit and time deposits	—	55,164	—	55,164
Commercial paper	—	35,372	—	35,372
Corporate debt securities	—	157,883	—	157,883
Current derivative assets:
Derivative assets- hedging	—	60	—	60
Non-current derivative assets:
Derivative assets- hedging	—	3	—	3
Derivative assets- capped call transactions	—	—	99,932	99,932
Other non-current assets:
Certificates of deposit and time deposits	—	3,660	—	3,660
Total assets measured at fair value	$693,596	$383,932	$99,932	$1,177,460

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities- hedging	$—	$5,213	$—	$5,213
Non-current derivative liabilities:
Derivative liabilities- hedging	—	204	—	204
Derivative liabilities- embedded exchange feature of the exchangeable senior notes	—	—	202,553	202,553
Total liabilities measured at fair value	$—	$5,417	$202,553	$207,970

Liabilities for which fair value is disclosed
Exchangeable senior notes	$—	$1,033,030	$—	$1,033,030

Schedule of Group's investments
The effects of the Group’s investments on the consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
Unrealized gain (loss) recognized in other comprehensive income	$40,017	$(601)	$(849)
Gain (loss) recognized into profit or loss	$15	$(15)	$96

The table below summarizes the Group’s debt investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$442,964	$277,087
Due after one year	5,742	49,707
Total investments	$448,706	$326,794

Schedule of fair value of derivative instruments
The fair value of the hedging derivative instruments were as follows:

	Statement of Financial Position Location	Fair Value As of June 30, 2019	Fair Value As of June 30, 2018
		(U.S. $ in thousands)
Derivative assets - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	$247	$39
Foreign exchange forward contracts	Non-current derivative assets	77	3
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	312	21
Total derivative assets		$636	$63

Derivative liabilities - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	$3,854	$5,006
Foreign exchange forward contracts	Non-current derivative liabilities	74	204
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	25	207
Total derivative liabilities		$3,953	$5,417

Schedule of notional amounts of derivative instruments
The following table sets forth the notional amounts of our derivative instruments as of June 30, 2019 (in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
Foreign exchange forward contracts	$259,674	$14,477	$274,151	$230,264	$43,887	$274,151
The following table sets forth the notional amounts of our derivative instruments as of June 30, 2018 (in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
Foreign exchange forward contracts	$188,633	$12,492	$201,125	$180,898	$20,227	$201,125

Schedule of effects of derivatives designated as hedging instruments on consolidated financial statements
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
Gain recognized into general and administrative expense - ineffective portion	$24	$12	$(3)
Gross unrealized loss recognized in other comprehensive income	$(8,369)	$(4,387)	$4,520
Net (loss) gain reclassified from cash flow hedge reserve into profit or loss - effective portion	$(9,908)	$3,954	$1,356
Recognized in cost of revenues	$(713)	$134	$49
Recognized in research and development	$(6,935)	$2,532	$1,010
Recognized in marketing and sales	$(194)	$112	$21
Recognized in general and administrative	$(2,066)	$1,176	$276